Securities - Summary of Securities Net Realized Gains (Losses) (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2021	Jan. 31, 2020
Disclosure of financial assets [line items]
Net realized gains (losses)	[1]	$ 20	$ 10
Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Net realized gains (losses)		$ 20	$ 10

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.